Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31,	December 31,
	2023	2022
Accounts receivable	12,275,650	120,224,989
Allowance for credit losses	(7,415,079)	(27,469,288)
	$4,860,571	$92,755,701

The Company reversed credit losses of $21,946,806 and recorded credit losses of $1,892,597 for the year ended December 31, 2023 and recorded $27,469,288 and nil bad debt expense for the year ended December 31, 2022 and 2021, respectively.